Segment and Related Information	9 Months Ended
Feb. 29, 2020
Segment Reporting [Abstract]
Segment and Related Information

NOTE 9 — SEGMENT AND RELATED INFORMATION

Historically, the Company had one operating segment. However, with the acquisition of PLAYlive and the opening of Company-owned retail stores, the Company’s operations are now managed through three operating segments: Franchise royalties and license fees, Company-owned stores and Esports revenue. These three operating segments and corporate are presented below as its reportable segments.

Summarized financial information concerning our reportable segments for the nine months ended February 29, 2020 is shown in the following table:

	Revenues	Net Loss	Depreciation and Amortization	Capital Expenditures	Goodwill	Total Assets

Franchise royalties and fees	$432,000	$(91,000)	$3,000	$-	$651,000	$1,713,000
Company-owned stores	155,000	(209,000)	34,000	153,000	-	623,000
Esports revenue	114,000	(213,000)	154,000	8,000	4,456,000	5,981,000
Corporate	-	(738,000)	-	-	-	156,000
Total	$701,000	$(1,251,000)	$191,000	$161,000	$5,107,000	$8,473,000